Condensed Interim Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - EUR (€)	Number of Outstanding Shares	Share Capital	Additional Paid In Capital	Reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2024		€ 2,754,285	€ 3,808,591	€ 1,411,846	€ (5,350,788)	€ 2,623,934
Balance (in Shares) at Dec. 31, 2024	55,085,700
Stock-based compensation			63,682			63,682
Net income (loss) for the period					(1,397,715)	(1,397,715)
Balance at Jun. 30, 2025		2,754,285	3,872,273	1,411,846	(6,748,503)	1,289,901
Balance (in Shares) at Jun. 30, 2025	55,085,700
Balance at Dec. 31, 2025		2,754,285	3,940,606	1,411,846	(6,507,097)	1,599,640
Balance (in Shares) at Dec. 31, 2025	55,085,700
Issuance of common stock		389,570	3,396,452			3,786,022
Issuance of common stock (in Shares)	7,791,405
Stock-based compensation			67,220			67,220
Net income (loss) for the period					65,647	65,647
Balance at Jun. 30, 2026		€ 3,143,855	€ 7,404,278	€ 1,411,846	€ (6,441,450)	€ 5,518,529
Balance (in Shares) at Jun. 30, 2026	62,877,105